Loans Receivable (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commercial Real Estate [Member] | Corporate Credit Exposure [Member]
Financing Receivable	$ 195,349	$ 175,769
Commercial Participations Purchased [Member] | Corporate Credit Exposure [Member]
Financing Receivable	1,273	28,040
Commercial Loan [Member] | Corporate Credit Exposure [Member]
Financing Receivable	57,716	69,329
Residential Real Estate [Member] | Consumer Credit Exposure [Member]
Financing Receivable	161,664	154,627
Consumer Loan [Member] | Consumer Credit Exposure [Member]
Financing Receivable	232	347
Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	21,587	8,869
Modest Risk [Member] | Commercial Real Estate [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	19
Modest Risk [Member] | Commercial Participations Purchased [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Modest Risk [Member] | Commercial Loan [Member] | Corporate Credit Exposure [Member]
Financing Receivable	4,279	5,674
Modest Risk [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Acceptable Risk [Member] | Commercial Real Estate [Member] | Corporate Credit Exposure [Member]
Financing Receivable	150,303	110,416
Acceptable Risk [Member] | Commercial Participations Purchased [Member] | Corporate Credit Exposure [Member]
Financing Receivable	1,013	15,585
Acceptable Risk [Member] | Commercial Loan [Member] | Corporate Credit Exposure [Member]
Financing Receivable	41,474	45,202
Acceptable Risk [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	21,587	8,869
Pass [Member] | Commercial Real Estate [Member] | Corporate Credit Exposure [Member]
Financing Receivable	33,153	51,100
Pass [Member] | Commercial Participations Purchased [Member] | Corporate Credit Exposure [Member]
Financing Receivable	260	1,029
Pass [Member] | Commercial Loan [Member] | Corporate Credit Exposure [Member]
Financing Receivable	11,173	13,500
Pass [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Special Mention [Member] | Commercial Real Estate [Member] | Corporate Credit Exposure [Member]
Financing Receivable	3,348	3,630
Special Mention [Member] | Commercial Participations Purchased [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	5,984
Special Mention [Member] | Commercial Loan [Member] | Corporate Credit Exposure [Member]
Financing Receivable	88	3,300
Special Mention [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Substandard [Member] | Commercial Real Estate [Member] | Corporate Credit Exposure [Member]
Financing Receivable	8,545	10,604
Substandard [Member] | Commercial Participations Purchased [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	5,442
Substandard [Member] | Commercial Loan [Member] | Corporate Credit Exposure [Member]
Financing Receivable	702	1,653
Substandard [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Doubtful [Member] | Commercial Real Estate [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Doubtful [Member] | Commercial Participations Purchased [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Doubtful [Member] | Commercial Loan [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Doubtful [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Performing Financing Receivable [Member] | Residential Real Estate [Member] | Consumer Credit Exposure [Member]
Financing Receivable	158,963	152,838
Performing Financing Receivable [Member] | Consumer Loan [Member] | Consumer Credit Exposure [Member]
Financing Receivable	232	337
Nonperforming Financing Receivable [Member] | Residential Real Estate [Member] | Consumer Credit Exposure [Member]
Financing Receivable	2,701	1,789
Nonperforming Financing Receivable [Member] | Consumer Loan [Member] | Consumer Credit Exposure [Member]
Financing Receivable	$ 0	$ 10